Summary of Significant Accounting Policies - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 118,724	$ 111,273
Gift Card Revenue [Member]
Disaggregation of Revenue [Line Items]
Contract liability	1,993	1,896
Total revenue	2,791	2,170
Redemptions, net of discounts
Disaggregation of Revenue [Line Items]
Total revenue	2,152	1,415
Breakage
Disaggregation of Revenue [Line Items]
Total revenue	$ 639	$ 755